GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule Of General And Administrative Expense
	Three Months Ended
	March 31,	March 31,
(in thousands)	2022	2021
Salaries and benefits	$970	$981
Professional fees	259	482
Share-based compensation	161	287
Administrative	774	710
Total general and administrative expenses	$2,164	$2,460

	Years Ended
	December 31,	December 31,	December 31,
(in thousands)	2021	2020	2019
Salaries and benefits	$6,234	$5,032	$12,697
Professional fees	1,924	1,650	2,229
Share-based compensation	1,355	2,200	3,385
Goodwill impairment	357	-	-
Administrative	4,037	2,880	5,162
Transaction and other special charges (1)	-	-	2,341
Total general and administrative expenses	$13,907	$11,762	$25,814